Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2018
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents	For further information on currency exposures, refer to note 30(d).

	2018	2017
	£m	£m
Cash at bank	54	199
Short-term deposits	275	940
Cash and cash equivalents	329	1,139